COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
COMMON STOCK
COMMON STOCK

6. COMMON STOCK

Common Stock Issued for Debt Conversions

Nine Months Ended September 30, 2022

In May 2022, the Tri-Bridge Note #1 was partially repaid through conversion into shares of the Company’s common stock, as follows:

Amount Converted	Conversion Price Per Share	Number Shares
$15,146	$0.001	15,146,188
Total Converted: $15,146		Total Shares: 15,146,188

        In July 2022, the Tri-Bridge Note #1 was repaid in full through conversion into shares of the Company’s common stock, as follows:

Amount Converted	Conversion Price Per Share	Number Shares
$9,854	$0.001	9,853,810
Total Converted: $9,854		Total Shares: 9,853,810

        In August 2022, $7,000 in accrued interest on the Talos Note #1 was repaid through conversion into shares of the Company’s common stock, as follows:

Amount Converted	Conversion Price Per Share	Number Shares
$7,000	$0.001	7,000,000
Total Converted: $7,000		Total Shares: 7,000,000

Common Stock Issued for Cash

Nine Months Ended September 30, 2022

During the nine months ended September 30, 2022, the Company did not issued shares of common stock for cash.

Nine Months Ended September 30, 2022

During the nine months ended September 30, 2021, the Company sold a total of 6,437,500 shares of its common stock for a total of $245,000, or an average of $0.038 per share, under its first Regulation A Offering (SEC File No. 024-11215). Also, during the nine months ended September 30, 2021, the Company sold a total of 51,700,000 shares of its common stock for a total of $775,500, or $0.015 per share, under its second Regulation A Offering (SEC File No. 024-11621).

Common Stock Issued for Services

Nine Months Ended September 30, 2022

In January 2022, the Company entered into a consulting agreement with a third party, pursuant to which it is obligated to issue $7,500 of its common stock for each month of the six-month term of such agreement. During the nine months ended September 30, 2022, the Company issued a total of 2,300,000 shares of its common stock pursuant to this agreement, which shares were valued at $34,500. At September 30, 2022, the Company was obligated to issue $22,500 in shares of its common stock pursuant to this agreement, which amount is included in the Company’s accounts payable at September 30, 2022.

In April 2022, the Company entered into an executive services agreement with its Executive Vice President, William J. LoBell, pursuant to which it is obligated to issue 1,000,000 shares of its common stock upon execution of such agreement, then 500,000 shares of its common stock on each of July 1, 2022, October 1, 2022, January 1, 2023, and April 1, 2023. At September 30, 2022, the Company was obligated to issue a total of 1,500,000 shares of its common stock pursuant to this agreement, the total value of which, $25,000, is included in the Company’s accounts payable at September 30, 2022.

Nine Months Ended September 30, 2021

In September 2021, the Company entered into a consulting agreement with a third party, pursuant to which it is obligated to issue $3,000 of its common stock for each month of the three-month term of such agreement, in arrears.

In July 2021, the Company entered into a consulting agreement with a third party, pursuant to which it is obligated to issue 167,000 shares of its common stock for each month of the six-month term of such agreement, a total of 1,002,000 shares, which shares were valued at $0.039 per share, or $39,078, in the aggregate.

In June 2021, the Company issued 500,000 shares of common stock to its Chief Financial Officer and Director, William E. Sluss, as a retention bonus, which shares were valued at $0.03 per share, or $15,000, in the aggregate.

In May 2021, the Company issued 8,000,000 shares of common stock to a third-party consultant pursuant to a consulting agreement, which shares were valued at $0.0313 per share, or $250,400, in the aggregate. The term of the consulting agreement expires in May 2022.

In April 2021, the Company issued 450,000 shares of common stock to a third-party consultant pursuant to a consulting agreement, which shares were valued at $0.03 per share, or $13,500, in the aggregate. The term of the consulting agreement expired in June 2021.

In February 2021, the Company issued 2,000,000 shares of its common stock to a third party as a commitment fee, which shares were valued at $0.065 with a 50% discount per share, or $65,000, in the aggregate.

Pursuant to a consulting agreement, in January, February and March 2021, the Company issued a total of 150,000 shares (50,000 shares each month) of its common stock to a third-party consultant, which shares were valued at $0.0406 per share ($2,030, in the aggregate), $0.0534 per share ($2,670, in the aggregate) and $0.0436 per share ($2,180, in the aggregate), respectively.

Common Stock Issued for Warrant Exercise

In August 2022, the Company issued 5,062,500 shares of common stock upon the exercise of a portion of the Talos Warrants. The exercise of the Talos Warrants was on a cashless basis.

In August 2022, the Company issued 9,375,000 shares of common stock upon the exercise of a portion of the Mast Hill Fund Note #1 Warrants. The exercise of the Mast Hill Fund Note #1 Warrants was on a cashless basis.

6. COMMON STOCK

Common Stock Issued for Cash

2021   Regulation A Offering (SEC File No. 024-11215) (“Reg A #1”). During the year ended December 31, 2021, the Company sold (a) a total of 4,875,000 shares of its common stock for a total of $195,000, or $0.04 per share, in cash, and (b) a total of 4,687,500 shares of its common stock for a total of $150,000, or $0.032 per share, in cash, under the Reg A #1.

Regulation A Offering (SEC File No. 024-11621) (“Reg A #2”). During the year ended December 31, 2021, the Company sold a total of 93,033,333 shares of its common stock for a total of $1,395,000, or $0.015 per share, in cash under the Reg A #2.

2020   During the year ended December 31, 2020, the Company sold 125,000 shares of its common stock to a third party for $2,500 in cash, or $0.02 per share.

During the year ended December 31, 2020, the Company sold a total of 13,200,000 shares of its common stock for a total of $528,000, or $0.04 per share, in cash, under the Reg A #1.

Common Stock Issued for Services

2021   In October 2021, the Company issued 13,000,000 shares of its common stock to a third party consultant, which shares were valued at $0.0195 per share, or $253,500, in the aggregate.

In September 2021, the Company entered into a consulting agreement with a third party, pursuant to which it is obligated to issue $3,000 of its common stock for each month of the three-month term of such agreement, in arrears. In October, November and December 2021, the Company became obligated to issue a total of 600,000 shares of its common stock pursuant to this agreement. The 600,000 shares were valued at $.015 per share, or $9,000, in the aggregate, which amount is included in accounts payable in the accompanying balance sheet. All 600,000 shares were issued subsequent to December 31, 2021. (See Note 16. Subsequent Events).

In July 2021, the Company entered into a consulting agreement with a third party, pursuant to which it is obligated to issue 167,000 shares of its common stock for each month of the six-month term of such agreement, a total of 1,002,000 shares, which shares were valued at $0.034 per share, or $34,068, in the aggregate.

In June 2021, the Company issued 500,000 shares of common stock to its Chief Financial Officer and Director, William E. Sluss, as a retention bonus, which shares were valued at $.03 per share, or $15,000, in the aggregate.

In May 2021, the Company issued 8,000,000 shares of common stock to a third-party consultant pursuant to a consulting agreement, which shares were valued at $0.0313 per share, or $250,400, in the aggregate. The term of the consulting agreement expires in May 2022.

In April 2021, the Company issued 450,000 shares of common stock to a third-party consultant pursuant to a consulting agreement, which shares were valued at $0.03 per share, or $13,500, in the aggregate. The term of the consulting agreement expired in June 2021.

In February 2021, the Company issued 2,000,000 shares of its common stock to a third party as a commitment fee, which shares were valued at $0.065 with a 50% discount per share, or $65,000, in the aggregate.

Pursuant to a consulting agreement, in January, February and March 2021, the Company issued a total of 150,000 shares (50,000 shares each month) of its common stock to a third-party consultant, which shares were valued at $0.0406 per share ($2,030, in the aggregate), $0.0534 per share ($2,670, in the aggregate) and $0.0436 per share ($2,180, in the aggregate), respectively.

2020   In November 2020, the Company issued a total of 1,500,000 shares of common stock to two third-party consultants, pursuant to separate consulting agreements, which shares were valued at $.01 per share, or $15,000, in the aggregate. In addition to the issuance of such shares, the third-party consultants were paid a total of $6,200 in cash for website development and related services. The terms of these consulting agreements expire September 30, 2021.

In March 2020, the Company issued 100,000 shares of common stock to two third-party consultants pursuant to a consulting agreement, which shares were valued at $0.08 per share, or $8,000, in the aggregate. The term of the consulting agreement expired in September 2020.

Acquisition of BB Potentials

Effective January 1, 2020, the Company consummated the Merger Agreement with BB Potentials. Pursuant to the Merger Agreement, the Company issued 120,000,000 shares of its common stock to the shareholders of BB Potentials and four persons were added to the Company’s Board of Directors. Pursuant to the Merger Agreement, the Company’s four new directors were issued a total of 100,178,661 shares of Company common stock. Thus, a change in control of the Company occurred in connection with the Merger Agreement.

Stock Cancellation Agreement

In conjunction with the Merger Agreement, the Company entered into a cancellation of stock agreement with its former majority shareholder, EFT Holdings, Inc., whereby it cancelled all 79,265,000 shares of common stock then owned by EFT Holdings, Inc.

Debt Forgiveness Agreements

In conjunction with the Merger Agreement, the Company entered into debt forgiveness agreements with related parties, as follows:

EFT Holdings, Inc. The Company issued 18,221,906 shares of common stock to its former majority shareholder, EFT Holdings, Inc., in payment of $886,108 of indebtedness, principal and accrued interest.

EF2T, Inc. The Company issued 2,240,768 shares of common stock to a related party, EF2T, Inc., in payment of $109,992 of indebtedness, principal and accrued interest.

Astonia LLC. The Company issued 2,831,661 shares of common stock to a related party, Astonia LLC, in payment of $136,997 of indebtedness, principal and accrued interest.